Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		42 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue:
Licensing and other revenue	$ 19		$ 19
Costs and expenses:
General and administrative, inclusive of stock-based compensation of $3,054, $3,909 and $6,963, respectively	5,448	5,395	12,096
Research and development, inclusive of stock-based compensation of $251, $603 and $854, respectively	3,571	3,797	8,870
Total costs and expenses	9,019	9,192	20,966
Loss from operations	(9,000)	(9,192)	(20,947)
Other income (expense):
Interest expense	(305)	(36)	(441)
Derivative liability expense	(74)	16	(58)
Warrant amendment expense	(734)	0	(734)
Liquidation preference granted to founder	(2,037)	(2,804)	(4,841)
Loss on extinguishment of debt		(549)	(663)
Gain on bargain purchase	6,444		6,444
Other (expense)/income, net	(43)	1	(54)
Total other income (expense), net	3,251	(3,372)	(347)
Net loss before income taxes	(5,749)	(12,564)	(21,294)
Income tax expense	(11)	(11)	(53)
Net loss	(5,760)	(12,575)	(21,347)
Deemed dividends	(932)		(932)
Loss attributable to common stockholders	(6,692)	(12,575)	(22,279)
Basic and diluted loss per common share (in Dollars per share)	$ (0.94)	$ (2.61)	$ (4.26)
Weighted average common shares outstanding-basic and diluted (in Shares)	7,088,765	4,826,439	5,226,087
Comprehensive loss	$ (5,760)	$ (12,575)	$ (21,347)